Schedule of Mezzanine Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Mezzanine Equity
Redeemable principal interests, Balance	$ 118,860	$ 111,368
Redeemable non-controlling interests, Balance		14,162
Redeemable principal interests, Attribution of net loss	(153)	(150)
Redeemable non-controlling interests, Attribution of net loss		(12)
Redeemable principal interests, Accretion of mezzanine equity	10,300	10,782
Redeemable non-controlling interests, Accretion of mezzanine equity		805
Redeemable principal interests, Reclassification of mezzanine equity to permanent equity
Redeemable non-controlling interests, Reclassification of mezzanine equity to permanent equity		(15,077)
Redeemable principal interests, Foreign exchange impact	2,301	(3,140)
Redeemable non-controlling interests, Foreign exchange impact		122
Redeemable principal interests, Extinguishment on redeemable principal interests	(131,308)
Redeemable non-controlling interests, Extinguishment on redeemable principal interests
Redeemable principal interests, Balance		118,860
Redeemable non-controlling interests, Balance